Contingent Liabilities and Commitments - Summary of Details Payment Guarantees (Details) ₩ in Millions		12 Months Ended
	Feb. 07, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		₩ 13,216,052	₩ 10,866,955
Contingent Liability For Commitments		195,675,083	176,443,341
Loss Contingency Accrual Payment Amount	₩ 29,800
Confirmed acceptances and guarantees in Korean won
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		1,086,208	954,384
Corporate loan commitments
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		51,743,718	45,767,502
Acceptances and guarantees for issuance of debenture
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		5,040	5,040
Guarantees of letter of credit
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		3,042,911	3,551,767
Law Suits As Plaintiff In The Normal Course Of The Business
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent assets		₩ 1,442,572
Loss Contingency Pending Claims Number		292
Credit line
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		₩ 7,135,542	5,729,798
Acceptances and guarantees for KB purchasing loan
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		167,538	136,914
Confirmed acceptances and guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		8,644,782	6,481,423
Acceptances of letter of credit
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		502,217	523,037
Retail loan commitments
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		51,241,471	47,080,416
Purchase of securities
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		371,201	495,400
Financial Guarantees
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		7,506,743	6,225,198
Others
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		918,670	817,470
Refund guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		1,528,359	833,765
Confirmed acceptances and guarantees in foreign currencies
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		6,768,275	4,859,773
Unconfirmed acceptances and guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		4,571,270	4,385,532
Law Suits As Defendant In The Normal Course Of The Business
Disclosure of contingent liabilities [line items]
Loss Contingency Damages Sought Value		977,848
Acceptances and guarantees for mortgage
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		94,861	51,053
Letter of guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		78,414	83,089
Credit line on credit cards
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		77,825,953	70,534,719
Law Suits Cyber Incident
Disclosure of contingent liabilities [line items]
Loss Contingency Damages Sought Value		51	108
Financail guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		790,299	667,266
Overseas debt guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		509,157	428,109
Bid bond
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		₩ 19,998	18,874
Restriction period for the disposal of KB KOLAO LEASING Co., LTD equity
Disclosure of contingent liabilities [line items]
Explanation of possibility of reimbursement, contingent liabilities		In June 2013, KB Kookmin Card Co., Ltd. had an accident in which cardholders’ personal information was stolen (hereinafter referred to as “accident”) due to illegal activities by employees of personal credit information company in charge of development of the system upgrading to prevent fraudulent use of credit card. As a result, KB Kookmin Card Co., Ltd. was notified by the Financial Services Commission of the suspension of some new business for 3 months as of February 16, 2014. In respect of the accident, the Group faces 1 and 2 legal claims filed as a defendant, with an aggregate claim amount of ￦108 million and ￦51 million as of December 31, 2021 and December 31, 2022, respectively. The Group takes out the personal information protection liability insurance as of December 31, 2022.
Purchase of other securities
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		₩ 7,357,198	6,835,506
International financing guarantees in foreign currencies
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		181,241	132,114
Performance bond
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		976,008	855,247
Others
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		0	50,950
Law Suits as invest in rental apartment of disables in Australia
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		₩ 326,500
Explanation of possibility of reimbursement, contingent liabilities		KB Securities Co., Ltd., as an investment broker, managed the sale of private equity funds and trusts amounting to ￦326,500 million, which lends to corporations (borrowers) that invest in apartment rental businesses for the disabled in Australia, to individuals and institutional investors. However, management of the fund has been suspended due to the breach of contract by local borrowers in Australia; therefore there is a possibility of losses of principal to these funds subscribers. In this regard, there are three lawsuits in which the Group is a defendant as of December 31, 2022. One of the cases was ruled, on February 7, 2023, ordering the payment of ￦29.8 billion in principal and delayed interest on it; however, the judgment may be changed at the higher court. And the other two cases are still in the first trial. KB Securities Co., Ltd. determined the results of the first trial on February 7, 2023 as an event after the reporting period requiring adjustment, and additionally reflected to the litigation provision in the financial statements as of December 31, 2022. Meanwhile, KB Securities Co., Ltd. filed a requisite for reimbursement lawsuit against JB Asset Management, a fund management company, in this regard, and is currently in the first trial.
Refund guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		₩ 1,705,796	874,173
Others
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		₩ 3,485,842	2,505,353
Contract related to Lime Asset Management
Disclosure of contingent liabilities [line items]
Explanation of possibility of reimbursement, contingent liabilities		In relation to Lime Asset Management, KB Securities Co., Ltd. has a PIS (Portfolio Index Swap) contract, as of December 31, 2022, associated with ‘Lime Thetis Qualified Investor Private Investment Trust No.2’ and ‘Lime Pluto FI Qualified Investor Private Investment Trust No.D-1’ whose redemption were suspended during the fourth quarter of 2019. The notional amount of the underlying assets of the PIS contract is ￦163,100 million. Meanwhile, the Group sold ￦68,100 million of feeder funds of aforementioned redemption-suspended funds. On October 20, 2020, Lime Asset Management’s license as a fund manager was revoked by the Financial Supervisory Service’s sanctions review committee, and most of its redemption-suspended funds and normal funds have been transferred to Wellbridge Asset Management (the bridge management company) to continue to collect and distribute investments. It is difficult to predict whether and when the aforementioned redemption-suspended funds will be redeemed. In this regard, KB Securities Co., Ltd. faces four claims filed as a defendant as of December 31, 2022. The Group has accounted for the estimated loss due to the possibility of additional lawsuits in the future as a provision for litigations.
Notional amount		₩ 163,100
Proceeds from sale of feeder funds		68,100
Commitments
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		₩ 188,168,340	₩ 170,218,143